19.Advances from ticket sales	12 Months Ended
Dec. 31, 2018
Advances from ticket sales
Advances from ticket sales

19.Advances from ticket sales

As of December 31, 2018, the balance of Advances from ticket sales classified in current liabilities was R$1,673,987 (R$1,476,514 as of December 31, 2017) and is represented by 5,804,941 tickets sold and not yet used (4,964,925 as of December 31, 2017) with an average use of 57 days (48 days as of December 31, 2017).